Note 7 - Property and equipment, net: Schedule of Financial Instruments Owned and Pledged as Collateral (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Less: accumulated depreciation	$ (2,985,971)	$ (2,609,056)
Building
Less: accumulated depreciation	(30,012)	(25,632)
Gross | Building
Debt Instrument, Collateral Amount	72,386	69,349
Net | Building
Debt Instrument, Collateral Amount	$ 42,374	$ 43,717